Note 14 - Stock Compensation Plans - Status of Shares Under the RRP and Stock Incentive Plan (Details) - The RRP and Stock Incentive Plan [Member] - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Unvested at the beginning of the year (in shares) | shares	9,122
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 13.3
Granted, number of shares (in shares) | shares	45,000
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 18
Vested, number of shares (in shares) | shares	(9,122)
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 13.3
Forfeited, number of shares (in shares) | shares	0
Forfeited, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Unvested at the end of the year (in shares) | shares	45,000
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 18